Condensed financial information of the Company	12 Months Ended
Mar. 31, 2023
Condensed financial information of the Company
Condensed financial information of the Company
27.	Condensed financial information of the Company

The following is the condensed financial information of the Company on a parent company only basis.

Condensed balance sheets

	As of March 31,
	2023	2022
ASSETS
Current assets:
Cash and cash equivalents	$1,198,204	$2,622,624
Deferred expenses	46,500	48,624
Prepayment and other current assets	—	148,355
Amounts due from subsidiaries and VIE	3,766,314	—
Investment in subsidiaries and VIE	22,721,204	48,796,630
TOTAL ASSETS	$27,732,222	$51,616,233
LIABILITIES
Current liabilities:
Amounts due to related parties	2,107	2,443
Amounts due to subsidiaries and VIE	—	967,522
Other payables	775,873	382,983
TOTAL LIABILITIES	$777,980	$1,352,948

SHAREHOLDERS’ EQUITY:
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 14,900,000 shares issued and outstanding as of March 31, 2023 and 2022, respectively	2,980	2,980
Additional paid-in capital	19,055,407	18,055,407
Statutory reserve	745,590	745,590
Accumulated Profits	8,111,900	29,018,885
Accumulated other comprehensive income/(loss)	(961,635)	2,440,423
TOTAL SHAREHOLDERS’ EQUITY	$26,954,242	$50,263,285

Condensed statements of income

	For the years ended March 31,
	2023	2022	2021
General and administrative expenses	$(2,226,956)	$(2,790,459)	$(2,493,845)
Investment loss, net	—	—	(2,436,809)
Share of profit in subsidiaries and VIE	(18,678,368)	1,476,806	8,428,844
Others, net	(1,661)	(86,639)	(185)
Income before income tax provision	(20,906,985)	(1,400,292)	3,498,005
Provision for income tax	—	—	—
Net profit	$(20,906,985)	$(1,400,292)	$3,498,005

Condensed cash flow

	For the year ended March 31,
	2023	2022	2021
Net cash used in operating activities	$(1,779,420)	$(3,157,114)	$(2,506,846)
Net cash generated from (used in) investing activities	(645,000)	3,043,030	(8,000,000)
Net cash generated from financing activities	1,000,000	—	13,243,554
Net cash inflow(outflow)	$(1,424,420)	$(114,084)	$2,736,708

Condensed statements of comprehensive income

	For the years ended March 31,
	2023	2022	2021
Net income (loss)	$(20,906,985)	$(1,400,292)	$3,498,005
Other comprehensive income (loss)	(3,402,058)	1,458,405	2,388,306
Comprehensive income (loss)	$(24,309,043)	$58,113	$5,886,311

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIEs.

The parent company records its investment in its subsidiaries and VIE under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries and VIE” and their respective profit or loss as “Share of profit in subsidiaries and VIE” on the condensed statements of income. Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in subsidiaries and VIE is reduced to zero unless the parent company has guaranteed obligations of the subsidiary and VIE or is otherwise committed to provide further financial support. If the subsidiaries and VIE subsequently report net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.